Interim Condensed Consolidated Statements of Changes in Equity (unaudited) - CAD ($) $ in Millions	Total	Common shares [member]	Issued capital [member] Preferred shares and other equity instruments [member]	Issued capital [member] Common shares [member]	Treasury instruments [member] Preferred shares and other equity instruments [member]	Treasury instruments [member] Common shares [member]	Retained earnings [member]	Other components of equity [member]	Equity attributable to shareholders [member]	Non-controlling interests [member]	FVOCI securities and loans [member] Other components of equity [member]	Foreign currency translation reserve [member] Other components of equity [member]	Cash flow hedge reserve [member] Other components of equity [member]
Balance at beginning of period at Oct. 31, 2023	$ 115,147		$ 7,323	$ 19,398	$ (9)	$ (231)	$ 81,059	$ 7,508	$ 115,048	$ 99	$ (1,860)	$ 6,612	$ 2,756
Changes in equity
Issues of share capital and other equity instruments	3,626		2,120	1,520			(14)		3,626
Redemption of preferred shares and other equity instruments	(21)		(23)				2		(21)
Sales of treasury shares and other equity instruments	2,856				517	2,339			2,856
Purchases of treasury shares and other equity instruments	(2,668)				(489)	(2,179)			(2,668)
Share-based compensation awards	8	$ 60					8		8
Dividends on common shares	(3,897)						(3,897)		(3,897)
Dividends on preferred shares and distributions on other equity instruments	(128)						(125)		(125)	(3)
Other	7						7		7
Net income	7,532						7,528		7,528	4
Total other comprehensive income (loss), net of taxes	(858)						(794)	(64)	(858)		778	(224)	(618)
Balance at end of period at Apr. 30, 2024	121,604		9,420	20,918	19	(71)	83,774	7,444	121,504	100	(1,082)	6,388	2,138
Balance at beginning of period at Jan. 31, 2024	116,488		8,050	20,156	(19)	(84)	82,049	6,239	116,391	97	(1,121)	5,387	1,973
Changes in equity
Issues of share capital and other equity instruments	2,124		1,370	762			(8)		2,124
Sales of treasury shares and other equity instruments	1,516				404	1,112			1,516
Purchases of treasury shares and other equity instruments	(1,465)				(366)	(1,099)			(1,465)
Share-based compensation awards		22
Dividends on common shares	(1,953)						(1,953)		(1,953)
Dividends on preferred shares and distributions on other equity instruments	(69)						(67)		(67)	(2)
Other	(5)						(5)		(5)
Net income	3,950						3,948		3,948	2
Total other comprehensive income (loss), net of taxes	1,018						(190)	1,205	1,015	3	39	1,001	165
Balance at end of period at Apr. 30, 2024	121,604		9,420	20,918	19	(71)	83,774	7,444	121,504	100	(1,082)	6,388	2,138
Balance at beginning of period at Oct. 31, 2024	127,192		9,020	21,013	11	(61)	88,608	8,498	127,089	103	(897)	7,128	2,267
Changes in equity
Issues of share capital and other equity instruments	1,422		1,396	36			(10)		1,422
Common shares purchased for cancellation	(826)	(74)		(74)			(752)		(826)
Sales of treasury shares and other equity instruments	4,138				1,231	2,907			4,138
Purchases of treasury shares and other equity instruments	(4,296)				(1,295)	(3,001)			(4,296)
Share-based compensation awards	19	36					19		19
Dividends on common shares	(4,179)						(4,179)		(4,179)
Dividends on preferred shares and distributions on other equity instruments	(256)						(230)		(230)	(26)
Other	(33)						(33)		(33)
Net income	9,521						9,515		9,515	6
Total other comprehensive income (loss), net of taxes	(172)						50	(222)	(172)	0	(123)	(333)	234
Balance at end of period at Apr. 30, 2025	132,530		10,416	20,975	(53)	(155)	92,988	8,276	132,447	83	(1,020)	6,795	2,501
Balance at beginning of period at Jan. 31, 2025	133,263		10,416	21,006	(12)	(83)	90,754	11,086	133,167	96	(776)	9,086	2,776
Changes in equity
Issues of share capital and other equity instruments	14			14					14
Common shares purchased for cancellation	(488)	(45)		(45)			(443)		(488)
Sales of treasury shares and other equity instruments	2,034				721	1,313			2,034
Purchases of treasury shares and other equity instruments	(2,147)				(762)	(1,385)			(2,147)
Share-based compensation awards	6	$ 14					6		6
Dividends on common shares	(2,087)						(2,087)		(2,087)
Dividends on preferred shares and distributions on other equity instruments	(124)						(112)		(112)	(12)
Other	(22)						(22)		(22)
Net income	4,390						4,386		4,386	4
Total other comprehensive income (loss), net of taxes	(2,309)						506	(2,810)	(2,304)	(5)	(244)	(2,291)	(275)
Balance at end of period at Apr. 30, 2025	$ 132,530		$ 10,416	$ 20,975	$ (53)	$ (155)	$ 92,988	$ 8,276	$ 132,447	$ 83	$ (1,020)	$ 6,795	$ 2,501